Investment in Assets Measured at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investment in Assets Measured at Fair Value through Profit or Loss

Note 11 – Investment in Assets Measured at Fair Value through Profit or Loss:

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which are mostly performed using the OPM method.

	December 31
	2024	2023
	NIS in thousands
Fair value of the investment in Fore (A)	2,147	1,922
Fair value of the investment in Cavnox (B)	-	-

	2,147	1,922

A.	F.O.R.E Biotherapeutics Ltd. (“Fore”)

In 2015 the Company signed an investment agreement together with the PontifaVenture Capital and additional investors, for an investment in F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd.) (hereinafter: the “Agreement” and “Fore”).

Fore is developing an innovative technology which is intended to significantly improve the results of treatment of patients suffering from various types of cancer, using designated biological drugs (hereinafter: the “Product”).

In October 2022, Fore had an investment round. The Company chose not to participate and as a result was diluted from 0.44% to 0.11% on a fully diluted basis.

In August 2023, Fore had another investment round of series D convertible preferred stock and raised USD 40 million. The Company chose not to participate and as a result was diluted from 0.11% to 0.03% on a fully diluted basis.

In July 2024, Fore raised the second round of series D convertible preferred stock in the same price per share. As a result, the Company was diluted from 0.03% to 0.02% on a fully diluted basis.

Note 11 – Investment in Assets Measured at Fair Value through Profit or Loss: (Cont.)

As of December 31, 2024, the Company’s stake in Fore is approximately 0.02% of capital, undiluted (assuming conversion to ordinary shares), and approximately 0.02%, fully diluted.

A.	Cavnox Ltd. (“Cavnox”)

In October 2021, the Company signed an investment agreement with Cavnox Ltd. (hereinafter: “Cavnox”), a private Israeli company that was established on the basis of knowledge developed at the Technion Institute for Research and Development Ltd. Which relates to cannabis-based treatment for various types of cancer.

The Company invested in Cavnox a total of USD 300 thousand in return for a convertible loan which will be converted to shares of Cavnox in the next qualified financing round of Cavnox.

As of December 31, 2023, the fair value of Cavnox according to the valuation is immaterial. Therefore, the Company recorded a loss in the amount of NIS 965 thousand and the balance of Cavnox as of December 31, 2023 and 2024, is zero.